UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22061

Name of Fund: BlackRock Funds II

BlackRock Prepared Portfolio 2015

BlackRock Prepared Portfolio 2020

BlackRock Prepared Portfolio 2025

BlackRock Prepared Portfolio 2030

BlackRock Prepared Portfolio 2035

BlackRock Prepared Portfolio 2040

BlackRock Prepared Portfolio 2045

BlackRock Prepared Portfolio 2050

Fund Address: 100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Funds II, 55 East 52nd Street,

New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 10/31/2012

Date of reporting period: 01/31/2012

Item 1 – Schedule of Investments

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2015 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 54.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	42,057	$964,794
BlackRock Equity Dividend Fund, Institutional Class	87,335	1,625,301
BlackRock Global Dynamic Equity Fund, Institutional Class	76,809	920,168
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	20,273	386,405
BlackRock International Fund, Institutional Class	22,893	279,527
BlackRock International Opportunities Portfolio, Institutional Class	20,121	630,202
BlackRock Latin America Fund, Inc., Institutional Class	1,121	71,845
BlackRock Pacific Fund, Inc., Institutional Class	15,031	245,158
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	15,459	391,893
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,742	202,652
Master Basic Value LLC	$635,971	635,971
Master Large Cap Growth Portfolio	$1,371,486	1,371,486
Master Value Opportunities LLC	$186,936	186,936

		7,912,338

Fixed Income Funds – 47.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	55,777	425,576

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	$175
Master Total Return Portfolio	$6,509,794	6,509,794

		6,935,545

Short-Term Securities – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	25,585	25,585

Total Affiliated Investment Companies (Cost – $14,018,101*) – 102.1%		14,873,468
Liabilities in Excess of Other Assets – (2.1)%		(299,320)

Net Assets – 100.0%		$14,574,148

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$14,085,250

Gross unrealized appreciation	$1,393,650
Gross unrealized depreciation	(605,432)

Net unrealized appreciation	$788,218

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	44,318	4,781		7,042	42,057	$964,794	$5,839	–
BlackRock Equity Dividend Fund, Institutional Class	93,460	10,779		16,904	87,335	$1,625,301	$(4,207)	$11,065
BlackRock Floating Rate Income Portfolio, Institutional Class	75,697	2,662		78,359	–	–	$(20,575)	$1,755
BlackRock Global Dynamic Equity Fund, Institutional Class	78,453	10,983		12,627	76,809	$920,168	$(12,592)	$26,072
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	12,601	10,001		2,229	20,373	$386,405	$(943)	$1,199
BlackRock High Yield Bond Portfolio, BlackRock Class	151,329	10,733		106,285	55,777	$425,576	$(7,252)	$11,187
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	15	–		–	15	$175	–	–
BlackRock International Fund, Institutional Class	–	22,955		62	22,893	$279,527	$1	–
BlackRock International Opportunities Portfolio, Institutional Class	20,779	2,693		3,351	20,121	$630,202	$(12,227)	$12,673
BlackRock Latin America Fund, Inc, Institutional Class	1,169	138		186	1,121	$71,845	$(526)	$636
BlackRock Liquidity Funds, TempFund, Institutional Class	13,448	12,137	**	–	25,585	$25,585	–	$2
BlackRock Pacific Fund, Inc., Institutional Class	15,221	2,298		2,488	15,031	$245,158	$1,350	$1,940
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,882	2,140		2,563	15,459	$391,893	$10,763	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,402	1,268		928	5,742	$202,652	$17,678	–
Master Basic Value LLC	$627,040	$8,931	**	–	$635,971	$635,971	$5,312	$4,354
Master Large Cap Growth Portfolio	$1,250,746	$120,740	**	–	$1,371,486	$1,371,486	$3,366	$7,752
Master Total Return Portfolio	$5,748,320	$761,474	**	–	$6,509,794	$6,509,794	$51,569	$75,700
Master Value Opportunities LLC	$182,386	$4,550	**	–	$186,936	$186,936	$5,484	$692

      **Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	1

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2015

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,169,281	$8,704,187	–	$14,873,468

2	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2020 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 57.9%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	58,466	$1,341,215
BlackRock Equity Dividend Fund, Institutional Class	112,070	2,085,617
BlackRock Global Dynamic Equity Fund, Institutional Class	103,377	1,238,455
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	25,081	478,042
BlackRock International Fund, Institutional Class	27,240	332,599
BlackRock International Opportunities Portfolio, Institutional Class	26,673	835,389
BlackRock Latin America Fund, Inc., Institutional Class	1,379	88,419
BlackRock Pacific Fund, Inc., Institutional Class	19,752	322,162
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	20,813	527,604
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	7,389	260,756
Master Basic Value LLC	$902,593	902,593
Master Large Cap Growth Portfolio	$1,729,641	1,729,641
Master Value Opportunities LLC	$250,223	250,223

		10,392,715

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 43.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	64,290	$490,532
Master Total Return Portfolio	$7,231,244	7,231,244

		7,721,776

Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	30,070	30,070

Total Affiliated Investment Companies (Cost – $16,889,798*) – 101.0%		18,144,561
Liabilities in Excess of Other Assets – (1.0)%		(185,702)

Net Assets – 100.0%		$17,958,859

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$16,812,256

Gross unrealized appreciation	$1,954,217
Gross unrealized depreciation	(621,912)

Net unrealized appreciation	$1,332,305

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	60,184	5,506		7,224	58,466	$1,341,215	$8,910	–
BlackRock Equity Dividend Fund, Institutional Class	121,928	12,025		21,883	112,070	$2,085,617	$9,687	$14,200
BlackRock Floating Rate Income Portfolio, Institutional Class	81,411	403		81,814	–	–	$(18,307)	$1,839
BlackRock Global Dynamic Equity Fund, Institutional Class	103,124	12,809		12,556	103,377	$1,238,455	$(12,028)	$34,771
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	14,994	11,927		1,840	25,081	$478,042	$(1,271)	$1,447
BlackRock High Yield Bond Portfolio, BlackRock Class	174,535	8,301		118,546	64,290	$490,532	$(4,343)	$12,726
BlackRock International Fund, Institutional Class	–	27,340		100	27,240	$332,599	$7	–
BlackRock International Opportunities Portfolio, Institutional Class	26,890	3,054		3,271	26,673	$835,389	$(10,237)	$16,139
BlackRock Latin America Fund, Inc, Institutional Class	1,404	143		168	1,379	$88,419	$(569)	$774
BlackRock Liquidity Funds, TempFund, Institutional Class	942	29,128	**	–	30,070	$30,070	–	–
BlackRock Pacific Fund, Inc., Institutional Class	19,526	2,636		2,410	19,752	$322,162	$3,553	$2,450
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	20,880	2,489		2,556	20,813	$527,604	$13,999	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	6,797	1,486		894	7,389	$260,756	$24,301	–
Master Basic Value LLC	$869,553	$33,040	**	–	$902,593	$902,593	$7,510	$5,973
Master Large Cap Growth Portfolio	$1,626,349	$103,292	**	–	$1,729,641	$1,729,641	$4,679	$9,930
Master Total Return Portfolio	$6,077,769	$1,153,475	**	–	$7,231,244	$7,231,244	$42,073	$81,064
Master Value Opportunities LLC	$238,330	$11,893	**	–	$250,223	$250,223	$7,344	$902

     **Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	3

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2020

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$8,030,860	$10,113,701	–	$18,144,561

4	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2025 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 66.0%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	44,053	$1,010,581
BlackRock Equity Dividend Fund, Institutional Class	82,391	1,533,295
BlackRock Global Dynamic Equity Fund, Institutional Class	75,431	903,662
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	16,046	305,831
BlackRock International Fund, Institutional Class	16,762	204,664
BlackRock International Opportunities Portfolio, Institutional Class	19,490	610,412
BlackRock Latin America Fund, Inc., Institutional Class	887	56,850
BlackRock Pacific Fund, Inc., Institutional Class	13,930	227,198
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	15,209	385,551
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,444	192,130
Master Basic Value LLC	$691,299	691,299
Master Large Cap Growth Portfolio	$1,256,196	1,256,196
Master Value Opportunities LLC	$183,480	183,480

		7,561,149

Fixed Income Funds – 36.6%
BlackRock High Yield Bond Portfolio, BlackRock Class	40,068	305,715

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	$223
Master Total Return Portfolio	$3,891,200	3,891,200

		4,197,138

Short-Term Securities – 0.7%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	75,497	75,497

Total Affiliated Investment Companies (Cost – $10,967,452*) – 103.3%		11,833,784
Liabilities in Excess of Other Assets – (3.3)%		(372,634)

Net Assets – 100.0%		$11,461,150

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$10,912,776

Gross unrealized appreciation	$1,373,482
Gross unrealized depreciation	(452,474)

Net unrealized appreciation	$921,008

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	46,166	3,962		6,075	44,053	$1,010,581	$9,529	–
BlackRock Equity Dividend Fund, Institutional Class	89,964	8,318		15,891	82,391	$1,533,295	$(2,917)	$9,856
BlackRock Floating Rate Income Portfolio, Institutional Class	45,436	576		46,012	–	–	$(11,440)	$1,026
BlackRock Global Dynamic Equity Fund, Institutional Class	76,672	8,923		10,164	75,431	$903,662	$(7,768)	$24,110
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	9,920	7,498		1,372	16,046	$305,831	$(188)	$893
BlackRock High Yield Bond Portfolio, BlackRock Class	106,424	5,377		71,733	40,068	$305,715	$(8,740)	$7,755
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	19	–		–	19	$223	–	–
BlackRock International Fund, Institutional Class	–	16,852		90	16,762	$204,664	$(3)	–
BlackRock International Opportunities Portfolio, Institutional Class	20,022	2,130		2,662	19,490	$610,412	$(7,305)	$11,309
BlackRock Latin America Fund, Inc, Institutional Class	920	88		121	887	$56,850	$(206)	$474
BlackRock Liquidity Funds, TempFund, Institutional Class	18,448	57,049	**	–	75,497	$75,497	–	–
BlackRock Pacific Fund, Inc., Institutional Class	14,034	1,775		1,879	13,930	$227,198	$2,808	$1,657
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,535	1,730		2,056	15,209	$385,551	$10,371	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,097	1,046		699	5,444	$192,130	$18,185	–
Master Basic Value LLC	$678,007	$13,292	**	–	$691,299	$691,299	$5,504	$4,557
Master Large Cap Growth Portfolio	$1,199,737	$56,459	**	–	$1,256,196	$1,256,196	$3,360	$7,222
Master Total Return Portfolio	$3,328,424	$562,776	**	–	$3,891,200	$3,891,200	$22,880	$43,376
Master Value Opportunities LLC	$177,974	$5,506	**	–	$183,480	$183,480	$5,289	$658

     **Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	5

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2025

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,811,609	$6,022,175	–	$11,833,784

6	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2030 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 75.2%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	76,030	$1,744,132
BlackRock Equity Dividend Fund, Institutional Class	131,569	2,448,499
BlackRock Global Dynamic Equity Fund, Institutional Class	125,552	1,504,112
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	23,020	438,756
BlackRock International Fund, Institutional Class	35,349	431,607
BlackRock International Opportunities Portfolio, Institutional Class	31,819	996,568
BlackRock Latin America Fund, Inc., Institutional Class	1,257	80,560
BlackRock Pacific Fund, Inc., Institutional Class	22,369	364,845
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	25,283	640,912
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	8,964	316,334
Master Basic Value LLC	$1,216,331	1,216,331
Master Large Cap Growth Portfolio	$1,954,513	1,954,513
Master Value Opportunities LLC	$304,454	304,454

		12,441,623

Fixed Income Funds – 27.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	43,002	328,108

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds (concluded)
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	$289
Master Total Return Portfolio	$4,187,258	4,187,258

		4,515,655

Short-Term Securities – 0.2%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	25,969	25,969

Total Affiliated Investment Companies (Cost – $15,710,303*) – 102.7%		16,983,247
Liabilities in Excess of Other Assets – (2.7)%		(440,127)

Net Assets – 100.0%		$16,543,120

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$15,512,815

Gross unrealized appreciation	$2,123,857
Gross unrealized depreciation	(653,425)

Net unrealized appreciation	$1,470,432

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	74,240	6,865		5,075	76,030	$1,744,132	$3,381	–
BlackRock Equity Dividend Fund, Institutional Class	138,422	13,810		20,663	131,569	$2,448,499	$(642)	$15,939
BlackRock Floating Rate Income Portfolio, Institutional Class	45,763	339		46,102	–	–	$(12,381)	$1,037
BlackRock Global Dynamic Equity Fund, Institutional Class	118,927	14,830		8,205	125,552	$1,504,112	$(7,641)	$39,099
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	13,265	10,715		960	23,020	$438,756	$(359)	$1,249
BlackRock High Yield Bond Portfolio, BlackRock Class	112,158	5,271		74,427	43,002	$328,108	$(14,649)	$8,120
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	25	–		–	25	$289	–	$1
BlackRock International Fund, Institutional Class	–	35,519		170	35,349	$431,607	$6	–
BlackRock International Opportunities Portfolio, Institutional Class	30,447	3,473		2,101	31,819	$996,568	$(6,689)	$18,054
BlackRock Latin America Fund, Inc, Institutional Class	1,215	125		83	1,257	$80,560	$(222)	$654
BlackRock Liquidity Funds, TempFund, Institutional Class	8,237	17,732	**	–	25,969	$25,969	–	$4
BlackRock Pacific Fund, Inc., Institutional Class	20,988	2,842		1,461	22,369	$364,845	$6,665	$2,602
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	24,071	2,880		1,668	25,283	$640,912	$14,424	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	7,821	1,712		569	8,964	$316,334	$29,148	–
Master Basic Value LLC	$1,111,464	$104,867	**	–	$1,216,331	$1,216,331	$9,388	$7,631
Master Large Cap Growth Portfolio	$1,837,811	$116,702	**	–	$1,954,513	$1,954,513	$5,847	$11,218
Master Total Return Portfolio	$3,317,757	$869,501	**	–	$4,187,258	$4,187,258	$23,389	$44,810
Master Value Opportunities LLC	$275,261	$29,193	**	–	$304,454	$304,454	$8,688	$1,046

     **Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	7

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2030

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$9,320,691	$7,662,556	–	$16,983,247

8	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2035 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 93.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	46,921	$1,076,371
BlackRock Equity Dividend Fund, Institutional Class	81,887	1,523,913
BlackRock Global Dynamic Equity Fund, Institutional Class	74,394	891,239
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	9,822	187,209
BlackRock International Fund, Institutional Class	15,771	192,568
BlackRock International Opportunities Portfolio, Institutional Class	18,430	577,221
BlackRock Latin America Fund, Inc., Institutional Class	603	38,642
BlackRock Pacific Fund, Inc., Institutional Class	12,680	206,806
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	14,985	379,860
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	5,391	190,241
Master Basic Value LLC	$765,736	765,736
Master Large Cap Growth Portfolio	$1,190,966	1,190,966
Master Value Opportunities LLC	$180,404	180,404

		7,401,176

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 11.1%
BlackRock High Yield Bond Portfolio, BlackRock Class	12,229	$93,305
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	381
Master Total Return Portfolio	$786,751	786,751

		880,437

Short-Term Securities – 0.1%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	11,155	11,155

Total Affiliated Investment Companies (Cost – $7,488,615*) – 104.7%		8,292,768
Liabilities in Excess of Other Assets – (4.7)%		(375,390)

Net Assets – 100.0%		$7,917,378

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$7,424,906

Gross unrealized appreciation	$1,243,117
Gross unrealized depreciation	(375,255)

Net unrealized appreciation	$867,862

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	50,190	4,459		7,728		46,921	$1,076,371	$8,505	–
BlackRock Equity Dividend Fund, Institutional Class	88,854	8,531		15,498		81,887	$1,523,913	$(5,517)	$10,317
BlackRock Floating Rate Income Portfolio, Institutional Class	11,556	89		11,645		–	–	$(2,698)	$259
BlackRock Global Dynamic Equity Fund, Institutional Class	77,135	9,251		11,992		74,394	$891,239	$2,353	$24,697
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,014	3,901		1,093		9,822	$187,209	$(493)	$643
BlackRock High Yield Bond Portfolio, BlackRock Class	33,952	1,844		23,567		12,229	$93,305	$(5,662)	$2,386
BlackRock Inflation Protected Bond Portfolio, BlackRock Class	32	–		–		32	$381	–	–
BlackRock International Fund, Institutional Class	–	15,791		20		15,771	$192,568	$(1)	–
BlackRock International Opportunities Portfolio, Institutional Class	19,325	2,129		3,024		18,430	$577,221	$(10,393)	$11,545
BlackRock Latin America Fund, Inc, Institutional Class	638	64		99		603	$38,642	(302)	$335
BlackRock Liquidity Funds, TempFund, Institutional Class	16,275	–		5,120	**	11,155	$11,155	–	$2
BlackRock Pacific Fund, Inc., Institutional Class	13,040	1,711		2,071		12,680	$206,806	$1,122	$1,628
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	15,619	1,807		2,441		14,985	$379,860	$10,026	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,146	1,102		857		5,391	$190,241	$17,623	–
Master Basic Value LLC	$766,141	–		$405	**	$765,736	$765,736	$6,215	$5,154
Master Large Cap Growth Portfolio	$1,175,665	$15,301	***	–		$1,190,966	$1,190,966	$2,738	$7,044
Master Total Return Portfolio	$795,837	–		$9,086	**	$786,751	$786,751	$5,104	$10,317
Master Value Opportunities LLC	$178,487	$1,917	***	–		$180,404	$180,404	$5,212	$660

     **Represents net shares/beneficial interest sold.

     ***Represents net beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	9

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2035

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$5,368,911	$2,923,857	–	$8,292,768

10	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2040 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 91.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	53,188	$1,220,138
BlackRock Equity Dividend Fund, Institutional Class	94,958	1,767,164
BlackRock Global Dynamic Equity Fund, Institutional Class	84,439	1,011,574
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	11,022	210,083
BlackRock International Fund, Institutional Class	17,928	218,905
BlackRock International Opportunities Portfolio, Institutional Class	20,959	656,449
BlackRock Latin America Fund, Inc., Institutional Class	679	43,529
BlackRock Pacific Fund, Inc., Institutional Class	14,421	235,209
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	17,000	430,944
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	6,444	227,399
Master Basic Value LLC	$868,173	868,173
Master Large Cap Growth Portfolio	$1,385,250	1,385,250
Master Value Opportunities LLC	$204,644	204,644

		8,479,461

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 10.0%
BlackRock High Yield Bond Portfolio, BlackRock Class	13,554	$103,416
Master Total Return Portfolio	$828,460	828,460

		931,876

Total Affiliated Investment Companies (Cost – $8,424,188*) – 101.3%		9,411,337
Liabilities in Excess of Other Assets – (1.3)%		(122,490)

Net Assets – 100.0%		$9,288,847

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$8,379,370

Gross unrealized appreciation	$1,397,765
Gross unrealized depreciation	(365,798)

Net unrealized appreciation	$1,031,967

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares/ Beneficial Interest Sold		Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	52,879	6,058		5,749		53,188	$1,220,138	$3,758	–
BlackRock Equity Dividend Fund, Institutional Class	93,756	11,456		10,254		94,958	$1,767,164	$(5,929)	$10,906
BlackRock Floating Rate Income Portfolio, Institutional Class	12,247	310		12,557		–	–	$(2,626)	$279
BlackRock Global Dynamic Equity Fund, Institutional Class	81,385	12,002		8,948		84,439	$1,011,574	$687	$26,826
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	7,402	4,481		861		11,022	$210,083	$(310)	$699
BlackRock High Yield Bond Portfolio, BlackRock Class	35,786	2,392		24,624		13,554	$103,416	$(5,874)	$279
BlackRock International Fund, Institutional Class	–	18,208		280		17,928	$218,905	$20	–
BlackRock International Opportunities Portfolio, Institutional Class	20,414	2,792		2,247		20,959	$656,449	$(7,078)	$14,289
BlackRock Latin America Fund, Inc, Institutional Class	668	84		73		679	$43,529	$(178)	$360
BlackRock Liquidity Funds, TempFund, Institutional Class	14,635	–		14,635	**	–	–	–	$2
BlackRock Pacific Fund, Inc., Institutional Class	13,770	2,183		1,532		14,421	$235,209	$3,160	$1,726
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	16,479	2,341		1,820		17,000	$430,944	$9,806	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	5,723	1,391		670		6,444	$227,399	$20,792	–
Master Basic Value LLC	$807,779	$60,394	***	–		$868,173	$868,173	$6,799	$5,553
Master Large Cap Growth Portfolio	$1,239,893	$145,357	***	–		$1,385,250	$1,385,250	$3,730	$7,582
Master Total Return Portfolio	$841,713	–		$13,253	**	$828,460	$828,460	$5,567	$11,276
Master Value Opportunities LLC	$188,399	$16,245	***	–		$204,644	$204,644	$5,876	$714

     **Represents net shares/beneficial interest sold.

     ***Represents net beneficial interest purchased.

(b)	Non-income producing security.

BLACKROCK FUNDS II	JANUARY 31, 2012	11

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2040

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$6,124,810	$3,286,527	–	$9,411,337

12	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2045 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 89.5%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	24,670	$565,932
BlackRock Equity Dividend Fund, Institutional Class	43,403	807,731
BlackRock Global Dynamic Equity Fund, Institutional Class	38,878	465,756
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	5,647	107,626
BlackRock International Fund, Institutional Class	7,015	85,651
BlackRock International Opportunities Portfolio, Institutional Class	9,407	294,627
BlackRock Latin America Fund, Inc., Institutional Class	307	19,697
BlackRock Pacific Fund, Inc., Institutional Class	6,433	104,920
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	7,806	197,876
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	174	6,152
Master Basic Value LLC	$403,355	403,355
Master Large Cap Growth Portfolio	$648,907	648,907
Master Value Opportunities LLC	$94,131	94,131

		3,802,361

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 9.8%
BlackRock High Yield Bond Portfolio, BlackRock Class	1,350	$10,298
Master Total Return Portfolio	$405,392	405,392

		415,690

Short-Term Securities – 0.5%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	20,254	20,254

Total Affiliated Investment Companies (Cost – $3,852,145*) – 99.8%		4,238,305
Other Assets Less Liabilities – 0.2%		7,226

Net Assets – 100.0%		$4,245,531

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,854,861

Gross unrealized appreciation	$559,007
Gross unrealized depreciation	(175,563)

Net unrealized appreciation	$383,444

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	24,602	2,491		2,423	24,670	$565,932	$(565)	–
BlackRock Equity Dividend Fund, Institutional Class	42,993	4,663		4,253	43,403	$807,731	$(2,725)	$4,899
BlackRock Floating Rate Income Portfolio, Institutional Class	5,599	103		5,702	–	–	$(1,266)	$127
BlackRock Global Dynamic Equity Fund, Institutional Class	37,617	4,993		3,732	38,878	$465,756	$(1,206)	$12,149
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	3,299	2,694		346	5,647	$107,626	$(44)	$305
BlackRock High Yield Bond Portfolio, BlackRock Class	16,321	464		15,435	1,350	$10,298	$(3,101)	$449
BlackRock International Fund, Institutional Class	–	7,077		62	7,015	$85,651	$1	$28
BlackRock International Opportunities Portfolio, Institutional Class	9,195	1,126		914	9,407	$294,627	$(3,493)	$5,407
BlackRock Latin America Fund, Inc, Institutional Class	303	34		30	307	$19,697	$(48)	$160
BlackRock Liquidity Funds, TempFund, Institutional Class	14,338	5,916	**	–	20,254	$20,254	–	–
BlackRock Pacific Fund, Inc., Institutional Class	6,165	884		616	6,433	$104,920	$1,775	$758
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	7,588	970		752	7,806	$197,876	$3,641	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	155	35		16	174	$6,152	$578	–
Master Basic Value LLC	$376,513	$26,842	**	–	$403,355	$403,355	$3,145	$2,575
Master Large Cap Growth Portfolio	$571,126	$77,781	**	–	$648,907	$648,907	$1,762	$3,476
Master Total Return Portfolio	$388,343	$17,049	**	–	$405,392	$405,392	$2,682	$5,454
Master Value Opportunities LLC	$86,920	$7,211	**	–	$94,131	$94,131	$2,696	$328

     **Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	13

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2045

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,686,520	$1,551,785	–	$4,238,305

14	BLACKROCK FUNDS II	JANUARY 31, 2012

Schedule of Investments January 31, 2012 (Unaudited)	BlackRock Prepared Portfolio 2050 (Percentages shown are based on Net Assets)

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Equity Funds – 93.3%
BlackRock Capital Appreciation Fund, Inc., BlackRock Class (b)	19,997	$458,733
BlackRock Equity Dividend Fund, Institutional Class	35,508	660,796
BlackRock Global Dynamic Equity Fund, Institutional Class	31,551	377,977
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	4,274	81,469
BlackRock International Fund, Institutional Class	6,116	74,671
BlackRock International Opportunities Portfolio, Institutional Class	7,712	241,551
BlackRock Latin America Fund, Inc., Institutional Class	256	16,431
BlackRock Pacific Fund, Inc., Institutional Class	5,384	87,821
BlackRock Small Cap Growth Equity Portfolio, Institutional Class (b)	6,348	160,934
BlackRock U.S. Opportunities Portfolio, Institutional Class (b)	2,387	84,227
Master Basic Value LLC	$326,698	326,698
Master Large Cap Growth Portfolio	$520,845	520,845
Master Value Opportunities LLC	$76,804	76,804

		3,168,957

Affiliated Investment Companies (a)	Shares/ Beneficial Interest	Value
Fixed Income Funds – 10.3%
BlackRock High Yield Bond Portfolio, BlackRock Class	5,398	$41,188
Master Total Return Portfolio	$307,960	307,960

		349,148

Short-Term Securities – 0.6%
BlackRock Liquidity Funds, TempFund, Institutional Class, 0.15% (c)	20,287	20,287

Total Affiliated Investment Companies (Cost – $3,223,922*) – 104.2%		3,538,392
Liabilities in Excess of Other Assets – (4.2)%		(142,647)

Net Assets – 100.0%		$3,395,745

*	As of January 31, 2012, gross unrealized appreciation and gross unrealized depreciation based on cost for federal income tax purposes were as follows:

Tax cost	$3,175,624

Gross unrealized appreciation	$530,644
Gross unrealized depreciation	(167,876)

Net unrealized appreciation	$362,768

(a)	Investments in companies considered to be an affiliate of the Fund during the period, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares/ Beneficial Interest Held at October 31, 2011	Shares/ Beneficial Interest Purchased		Shares Sold	Shares/ Beneficial Interest Held at January 31, 2012	Value at January 31, 2012	Realized Gain (Loss)	Income
BlackRock Capital Appreciation Fund, Inc., BlackRock Class	19,159	2,480		1,642	19,997	$458,733	$(319)	–
BlackRock Equity Dividend Fund, Institutional Class	33,784	4,634		2,910	35,508	$660,796	$(1,951)	$3,930
BlackRock Floating Rate Income Portfolio, Institutional Class	4,398	60		4,458	–	–	$(1,001)	$99
BlackRock Global Dynamic Equity Fund, Institutional Class	29,333	4,764		2,546	31,551	$377,977	$(480)	$9,595
BlackRock Global Emerging Markets Fund, Inc., Institutional Class	2,679	1,838		243	4,274	$81,469	$(116)	$251
BlackRock High Yield Bond Portfolio, BlackRock Class	12,912	874		8,388	5,398	$41,188	$(2,331)	$899
BlackRock International Fund, Institutional Class	–	6,154		38	6,116	$74,671	$2	–
BlackRock International Opportunities Portfolio, Institutional Class	7,241	1,099		628	7,712	$241,551	$(2,005)	$4,353
BlackRock Latin America Fund, Inc, Institutional Class	243	34		21	256	$16,431	$(57)	$130
BlackRock Liquidity Funds, TempFund, Institutional Class	14,514	5,773	**	–	20,287	$20,287	–	–
BlackRock Pacific Fund, Inc., Institutional Class	4,956	862		434	5,384	$87,821	$1,420	$623
BlackRock Small Cap Growth Equity Portfolio, Institutional Class	5,932	933		517	6,348	$160,934	$3,467	–
BlackRock U.S. Opportunities Portfolio, Institutional Class	2,043	532		188	2,387	$84,227	$7,261	–
Master Basic Value LLC	$293,015	$33,683	**	–	$326,698	$326,698	$2,485	$2,010
Master Large Cap Growth Portfolio	$447,132	$73,713	**	–	$520,845	$520,845	$1,503	$2,721
Master Total Return Portfolio	$301,621	$6,339	**	–	$307,960	$307,960	$2,004	$4,062
Master Value Opportunities LLC	$68,166	$8,638	**	–	$76,804	$76,804	$2,176	$260

     **Represents net shares/beneficial interest purchased.

(b)	Non-income producing security.
(c)	Represents the current yield as of report date.

BLACKROCK FUNDS II	JANUARY 31, 2012	15

Schedule of Investments (concluded)	BlackRock Prepared Portfolio 2050

—

Fair Value Measurements – Various inputs are used in determining the fair value of investments. These inputs are categorized into a disclosure hierarchy consisting of three broad levels for financial reporting purposes as follows:

—	Level 1 – unadjusted price quotations in active markets/exchanges for identical assets and liabilities

—

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

—

Level 3 – unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The categorization of a value determined for investments is based on the pricing transparency of the investment and does not necessarily correspond to the Fund’s perceived risk of investing in those securities. For information about the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the inputs used as of January 31, 2012 in determining the fair valuation of the Fund’s investments:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Affiliated Investment Companies	$2,306,085	$1,232,307	–	$3,538,392

16	BLACKROCK FUNDS II	JANUARY 31, 2012

Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds II

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of BlackRock Funds II

Date: March 23, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds II

Date: March 23, 2012

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of BlackRock Funds II

Date: March 23, 2012